SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15 - 20
Promotional displays	10 - 25
Office furniture and equipment	20 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5 - 26.7
Customer relationships	10.3 - 36.4

Schedule of Fair Value Assumptions for Stock Options
2021

Dividend yield	0%
Expected volatility	38.96%-42.17%
Risk-free interest	0.67%-1.19%
Contractual term	5-7 years
Forfeiture rate	13%
Suboptimal exercise multiple	1.29

Schedule of Product Warranty Accrual
	December 31,
	2023	2022

Warranty provision, beginning of year	$226	$157
Charged to costs and expenses relating to new sales	149	235
Utilization or expiration of warranty	(225)	(155)
Foreign currency translation adjustments	-	(11)

Warranty provision, year end	$150	$226

Schedule of Changes in Allowance for Credit Losses Related to Accounts

	Year ended December 31,
	2023	2022

Balance at the beginning of the year	$103	$125
Credit losses expenses during the year	18	30
Customer write-offs or collections during the year	(64)	(46)
Exchange rate	1	(6)

	$58	$103

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31,
	2023	2022	2021

Balance at the beginning of the year	$(758)	$1,222	$34
Foreign currency translation adjustments	782	(1,980)	(254)
Realized foreign currency translation adjustments	-	-	1,442

Total accumulated other comprehensive income (loss)	$24	$(758)	$1,222